Financial risk management - Maturity Analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%
Repayment of current borrowings in future years	€ 8.4	€ 5.1
Financial liabilities, undiscounted cash flows	2,627.6	2,178.6
Repayment of current debt due to covenant terms	12.1	0.0
2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	594.8	494.5
2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	59.4	48.2
2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	59.2	48.3
2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	75.8	48.0
2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	74.7	92.7
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,763.7	1,446.9
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,794.4	1,409.5
Borrowings-principal | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	23.4	5.1
Borrowings-principal | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.4	5.1
Borrowings-principal | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.4	5.1
Borrowings-principal | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.4	5.1
Borrowings-principal | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	8.4	5.1
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,737.4	1,384.0
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	361.9	292.4
Borrowings-interest | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	67.9	46.3
Borrowings-interest | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	67.6	46.0
Borrowings-interest | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	67.1	46.0
Borrowings-interest | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	66.7	45.7
Borrowings-interest | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	66.3	45.5
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	26.3	62.9
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	534.9	441.6
Trade and other payables excluding non-financial liabilities | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	534.9	441.6
Trade and other payables excluding non-financial liabilities | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	671.9	484.0
Sell | Foreign exchange forward contract | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	671.9	484.0
Sell | Foreign exchange forward contract | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,250.3	916.2
Sell | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	40.1	29.1
Sell | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	39.8	28.7
Sell | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	39.6	28.6
Sell | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	1,130.8	28.4
Sell | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	801.4
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0.0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(686.7)	(479.6)
Pay | Foreign exchange forward contract | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(686.7)	(479.6)
Pay | Foreign exchange forward contract | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	0.0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,299.1)	(885.5)
Pay | Cross currency interest rate swap | 2017 / 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(56.7)	(32.0)
Pay | Cross currency interest rate swap | 2018 / 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(56.4)	(31.6)
Pay | Cross currency interest rate swap | 2019 / 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(55.9)	(31.4)
Pay | Cross currency interest rate swap | 2020 / 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	(1,130.1)	(31.2)
Pay | Cross currency interest rate swap | 2021 / 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	0.0	(759.3)
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows	€ 0.0	€ 0.0